High Yield ETF SCHEDULE OF INVESTMENTS	September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS – 55.8%
ADVERTISING – 0.4%
Lamar Media Corp., 3.63%, 1/15/2031(a)	$476,000	$375,052

AEROSPACE/DEFENSE – 0.4%
TransDigm UK Holdings PLC, 6.88%, 5/15/2026(a)	250,000	237,320
Triumph Group, Inc., 6.25%, 9/15/2024(a)(b)	148,000	135,087
		372,407
AIRLINES – 1.7%
American Airlines Group, Inc., 3.75%, 3/1/2025(b)	234,000	191,641
American Airlines, Inc., 11.75%, 7/15/2025(b)	316,000	330,511
United Airlines Holdings, Inc.
5.00%, 2/1/2024	476,000	454,171
4.88%, 1/15/2025	490,000	457,484
		1,433,807
AUTO MANUFACTURERS – 1.3%
Ford Motor Co., 4.75%, 1/15/2043	624,000	414,866
JB Poindexter & Co., Inc., 7.13%, 4/15/2026(a)(b)	285,000	263,924
PM General Purchaser LLC, 9.50%, 10/1/2028(a)(b)	497,000	416,687
		1,095,477
AUTO PARTS & EQUIPMENT – 1.9%
Adient Global Holdings Ltd., 4.88%, 8/15/2026(a)(b)	400,000	351,052
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/2028(a)(b)	276,000	243,703
Goodyear Tire & Rubber Co. (The), 4.88%, 3/15/2027(a)	133,000	117,780
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/2029(a)(b)	326,000	235,552
Tenneco, Inc., 5.00%, 7/15/2026(a)	560,000	545,210
Wheel Pros, Inc., 6.50%, 5/15/2029(a)(b)	276,000	126,806
		1,620,103
BANKS – 0.2%
Freedom Mortgage Corp., 7.63%, 5/1/2026(a)(b)	276,000	206,627

CHEMICALS – 2.2%
Cornerstone Chemical Co., 6.75%, 8/15/2024(a)(b)	490,000	416,367
Olin Corp., 5.63%, 8/1/2029(a)	539,000	479,465
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/2026(a)(b)	159,000	140,351
SCIH Salt Holdings, Inc., 6.63%, 5/1/2029(a)(b)	276,000	212,548
Unifrax Escrow Issuer Corp., 5.25%, 9/30/2028(a)(b)	476,000	362,848

	Principal Amount	Value
CORPORATE BONDS (Continued)
CHEMICALS (Continued)
Venator Finance Sarl / Venator Materials LLC, 5.75%, 7/15/2025(a)(b)	$358,000	$242,335
		1,853,914
COAL – 0.4%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 5/1/2025(a)(b)	331,000	322,879

COMMERCIAL SERVICES – 3.4%
ADT Security Corp. (The), 4.88%, 7/15/2032(b)	358,000	289,421
CoreCivic, Inc., 4.75%, 10/15/2027(a)	543,000	439,010
Korn Ferry, 4.63%, 12/15/2027(a)(b)	576,000	511,027
MPH Acquisition Holdings LLC, 5.75%, 11/1/2028(a)(b)	437,000	332,098
Nielsen Finance LLC / Nielsen Finance Co., 4.75%, 7/15/2031(a)(b)	476,000	467,346
Sabre GLBL, Inc., 7.38%, 9/1/2025(a)(b)	290,000	260,133
Sotheby's, 7.38%, 10/15/2027(a)(b)	218,000	200,510
United Rentals North America, Inc., 3.75%, 1/15/2032(a)	234,000	183,773
WW International, Inc., 4.50%, 4/15/2029(a)(b)	407,000	213,665
		2,896,983
COMPUTERS – 1.2%
Dell International LLC / EMC Corp., 8.35%, 7/15/2046(a)	83,000	89,768
NCR Corp., 5.25%, 10/1/2030(a)(b)	198,000	149,806
Vericast Corp., 11.00%, 9/15/2026(a)(b)	803,724	794,682
		1,034,256
COSMETICS/PERSONAL CARE – 0.5%
Coty, Inc., 6.50%, 4/15/2026(a)(b)	476,000	436,056

DISTRIBUTION/WHOLESALE – 0.2%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/2026(a)(b)	340,000	205,122

DIVERSIFIED FINANCIAL SERVICES – 2.1%
Coinbase Global, Inc., 0.50%, 6/1/2026	468,000	311,454
Enova International, Inc., 8.50%, 9/1/2024(a)(b)	502,000	471,814
PennyMac Financial Services, Inc., 4.25%, 2/15/2029(a)(b)	476,000	340,097
PRA Group, Inc., 7.38%, 9/1/2025(a)(b)	351,000	338,918
Voyager Aviation Holdings LLC, 8.50%, 5/9/2026(a)(b)	435,000	355,613
		1,817,896
ELECTRIC – 1.6%
Calpine Corp.
4.50%, 2/15/2028(a)(b)	576,000	508,712

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS (Continued)
ELECTRIC (Continued)
5.00%, 2/1/2031(a)(b)	$476,000	$377,121
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025(b)	134,805	130,601
PG&E Corp., 5.00%, 7/1/2028(a)	371,000	319,922
		1,336,356
ENGINEERING & CONSTRUCTION – 1.4%
Artera Services LLC, 9.03%, 12/4/2025(a)(b)	487,984	393,496
TopBuild Corp., 4.13%, 2/15/2032(a)(b)	234,000	179,796
Tutor Perini Corp., 6.88%, 5/1/2025(a)(b)	448,000	335,682
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/2028(a)(b)	371,000	300,451
		1,209,425
ENTERTAINMENT – 0.9%
Affinity Gaming, 6.88%, 12/15/2027(a)(b)	476,000	388,956
Allen Media LLC / Allen Media Co.-Issuer, Inc., 10.50%, 2/15/2028(a)(b)	326,000	161,589
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/1/2027(a)(b)	292,000	254,324
		804,869
ENVIRONMENTAL CONTROL – 0.4%
Harsco Corp., 5.75%, 7/31/2027(a)(b)	218,000	136,604
Madison IAQ LLC, 5.88%, 6/30/2029(a)(b)	326,000	224,214
		360,818
FOOD – 1.2%
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/2025(a)(b)	184,000	169,066
Kraft Heinz Foods Co., 6.50%, 2/9/2040	476,000	479,402
Land O'Lakes Capital Trust I, 7.45%, 3/15/2028(b)	391,000	395,375
		1,043,843
HEALTHCARE-SERVICES – 0.9%
CHS/Community Health Systems, Inc., 8.00%, 12/15/2027 (a)(b)	198,000	157,106
HCA, Inc., 7.50%, 11/6/2033	184,000	194,538
LifePoint Health, Inc., 5.38%, 1/15/2029(a)(b)	326,000	227,920
Molina Healthcare, Inc., 3.88%, 5/15/2032(a)(b)	234,000	192,011
		771,575
HOME BUILDERS – 1.1%
Beazer Homes USA, Inc., 7.25%, 10/15/2029(a)	100,000	79,117
M/I Homes, Inc., 4.95%, 2/1/2028(a)	292,000	243,820
MDC Holdings, Inc., 6.00%, 1/15/2043(a)	364,000	274,408
New Home Co., Inc. (The), 7.25%, 10/15/2025(a)(b)	476,000	386,488

	Principal Amount	Value
CORPORATE BONDS (Continued)
HOME BUILDERS (Continued)
		$983,833
INSURANCE – 0.3%
Genworth Holdings, Inc., 6.50%, 6/15/2034	325,000	265,312

INTERNET – 1.5%
Cars.com, Inc., 6.38%, 11/1/2028(a)(b)	476,000	406,690
Netflix, Inc., 4.88%, 6/15/2030(a)(b)	519,000	475,434
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/2027(a)(b)	234,000	204,110
Photo Holdings Merger Sub, Inc., 8.50%, 10/1/2026(a)(b)	359,000	229,389
		1,315,623
INVESTMENT COMPANIES – 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/2027(a)	349,000	307,048

IRON/STEEL – 0.7%
Cleveland-Cliffs, Inc., 6.25%, 10/1/2040	753,000	588,775

LEISURE TIME – 1.3%
Carnival Corp., 5.75%, 3/1/2027(a)(b)	610,000	428,357
NCL Corp. Ltd., 3.63%, 12/15/2024(a)(b)	440,000	371,382
Royal Caribbean Cruises Ltd., 3.70%, 3/15/2028(a)	524,000	343,220
		1,142,959
LODGING – 0.5%
Arrow Bidco LLC, 9.50%, 3/15/2024(a)(b)	218,000	218,259
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/2032(a)(b)	234,000	179,479
		397,738
MEDIA – 2.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/2030(a)(b)	576,000	468,697
CSC Holdings LLC, 5.75%, 1/15/2030(a)(b)	500,000	356,300
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 8/15/2027(a)(b)	752,000	55,460
DISH Network Corp., 3.38%, 8/15/2026	248,000	171,244
iHeartCommunications, Inc., 8.38%, 5/1/2027(a)	311,348	263,381
News Corp., 5.13%, 2/15/2032(a)(b)	234,000	205,804
Sinclair Television Group, Inc., 5.13%, 2/15/2027(a)(b)	248,000	205,592
TEGNA, Inc., 5.00%, 9/15/2029(a)	336,000	309,631
Univision Communications, Inc., 5.13%, 2/15/2025(a)(b)	157,000	149,291
		2,185,400

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS (Continued)
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc., 6.63%, 4/15/2027(a)	$391,000	$293,989

MINING – 2.2%
Alcoa Nederland Holding BV, 6.13%, 5/15/2028(a)(b)	400,000	378,943
Century Aluminum Co., 7.50%, 4/1/2028(a)(b)	560,000	499,633
Freeport-McMoRan, Inc., 5.00%, 9/1/2027(a)	159,000	154,265
JW Aluminum Continuous Cast Co., 10.25%, 6/1/2026 (a)(b)	455,000	467,035
Novelis Corp., 4.75%, 1/30/2030(a)(b)	476,000	391,524
		1,891,400
MISCELLANEOUS MANUFACTURING – 0.9%
Anagram International, Inc. / Anagram Holdings LLC, 10.00%, 8/15/2026(a)(b)	97,429	96,305
FXI Holdings, Inc., 7.88%, 11/1/2024(a)(b)	311,000	246,010
LSB Industries, Inc., 6.25%, 10/15/2028(a)(b)	476,000	409,212
		751,527
OIL & GAS – 6.1%
Comstock Resources, Inc., 6.75%, 3/1/2029(a)(b)	476,000	440,190
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/2028(a)(b)	560,000	517,714
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/2029(a)(b)	371,000	325,387
International Petroleum Corp./Sweden, 7.25%, 2/1/2027(a)(b)	188,472	172,923
Laredo Petroleum, Inc., 7.75%, 7/31/2029(a)(b)	371,000	342,569
Marathon Oil Corp., 6.60%, 10/1/2037	261,000	253,923
Marathon Petroleum Corp., 5.00%, 9/15/2054(a)	476,000	384,970
Mesquite Energy, Inc., 7.25%, 2/15/2023(a)(b)(c)(d)(e)	1,902,000	12,363
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026(a)(b)	560,000	489,336
Occidental Petroleum Corp.
7.15%, 5/15/2028	351,000	363,046
7.95%, 6/15/2039	476,000	534,479
Par Petroleum LLC / Par Petroleum Finance Corp., 7.75%, 12/15/2025(a)(b)	533,000	508,751
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 6/15/2025(a)	234,000	223,870
Southwestern Energy Co., 8.38%, 9/15/2028(a)	351,000	364,448
Valaris Ltd., 8.25%, 4/30/2028	326,000	319,643
		5,253,612

	Principal Amount	Value
CORPORATE BONDS (Continued)
OIL & GAS SERVICES – 1.7%
Basic Energy Services, 10.75%, 10/15/2023(b)(d)	$1,978,000	$83,096
Bristow Group, Inc., 6.88%, 3/1/2028(a)(b)	560,000	495,737
Oil States International, Inc., 1.50%, 2/15/2023	560,000	545,229
Weatherford International Ltd.
11.00%, 12/1/2024(a)(b)	47,000	47,892
8.63%, 4/30/2030(a)(b)	365,000	319,070
		1,491,024
PACKAGING & CONTAINERS – 0.6%
Graham Packaging Co., Inc., 7.13%, 8/15/2028(a)(b)	148,000	119,167
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/2025(a)(b)	440,000	387,677
		506,844
PHARMACEUTICALS – 0.2%
Bausch Health Cos., Inc., 6.25%, 2/15/2029(a)(b)	435,000	166,551
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/2028(a)(b)(d)	468,000	26,910
		193,461
PIPELINES – 6.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/2027(a)(b)	218,000	202,069
Cheniere Energy Partners LP, 3.25%, 1/31/2032	234,000	182,240
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 8.00%, 4/1/2029(a)(b)	560,000	540,165
EQM Midstream Partners LP, 6.50%, 7/1/2027(a)(b)	351,000	324,863
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/2027(a)	560,000	492,083
Harvest Midstream I LP, 7.50%, 9/1/2028(a)(b)	351,000	328,924
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/2028(a)(b)	407,000	359,994
ITT Holdings LLC, 6.50%, 8/1/2029(a)(b)	407,000	316,661
New Fortress Energy, Inc., 6.50%, 9/30/2026(a)(b)	457,000	422,921
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/2023(a)	448,000	434,694
Plains All American Pipeline LP, Series B, 6.13%, (3-Month US LIBOR + 4.11%)(a)(f)(g)	450,000	371,344
Rockies Express Pipeline LLC, 4.80%, 5/15/2030(a)(b)	371,000	304,780

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS (Continued)
PIPELINES (Continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 8.50%, 10/15/2026(a)(b)	$351,000	$330,017
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/2028(a)(b)	407,000	348,315
Western Midstream Operating LP, 5.50%, 2/1/2050(a)	839,000	678,638
		5,637,708
REAL ESTATE – 0.4%
Howard Hughes Corp. (The), 4.13%, 2/1/2029(a)(b)	407,000	315,313

REITS – 1.8%
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023	650,000	643,175
Iron Mountain, Inc., 5.25%, 3/15/2028(a)(b)	331,000	290,805
Service Properties Trust
4.35%, 10/1/2024(a)	198,000	174,402
4.95%, 2/15/2027(a)	574,000	426,577
		1,534,959
RETAIL – 1.5%
Party City Holdings, Inc., 8.06%, (6-Month US LIBOR + 5.00%), 7/15/2025(a)(b)(f)	155,327	90,771
Patrick Industries, Inc., 7.50%, 10/15/2027(a)(b)	387,000	353,195
Staples, Inc., 10.75%, 4/15/2027(a)(b)	492,000	364,717
Yum! Brands, Inc., 6.88%, 11/15/2037	476,000	481,810
		1,290,493
SOFTWARE – 1.1%
MSCI, Inc., 3.63%, 9/1/2030(a)(b)	476,000	392,268
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/2025(a)(b)	466,000	357,562
Ziff Davis, Inc., 1.75%, 11/1/2026(b)	198,000	183,843
		933,673
TELECOMMUNICATIONS – 1.7%
CommScope, Inc., 8.25%, 3/1/2027(a)(b)	277,000	229,281
Embarq Corp., 8.00%, 6/1/2036	294,000	147,659
Sprint Capital Corp., 8.75%, 3/15/2032	468,000	543,406
T-Mobile USA, Inc., 2.88%, 2/15/2031(a)	476,000	384,230
Viasat, Inc., 6.50%, 7/15/2028(a)(b)	248,000	165,474
		1,470,050
TOYS/GAMES/HOBBIES – 0.2%
Mattel, Inc., 6.20%, 10/1/2040	148,000	139,998

TOTAL CORPORATE BONDS
(Cost $59,969,098)		48,088,204

	Principal Amount	Value
TERM LOANS – 17.6%
ADVERTISING – 1.1%
ABG Intermediate Holdings 2 LLC, 9.13%, (1-Month US SOFR + 6.00%), 12/10/2029(f)	$1,000,000	$947,500

AUTO PARTS & EQUIPMENT – 0.8%
First Brands Group LLC, 8.37%, (6-Month US SOFR + 5.00%), 3/30/2027(f)	729,501	703,786

COMMERCIAL SERVICES – 3.7%
National Intergovernmental Purchasing Alliance Co., 11.05%, (3-Month US SOFR + 7.50%), 5/22/2026(f)	493,312	488,378
TKC Midco 1, LLC, 12.00%, 2/8/2027	2,000,000	1,755,000
Wellful Inc., 10.42%, (3-Month US LIBOR + 6.25%), 4/21/2027(f)	975,000	914,672
		3,158,050
COMPUTERS – 0.9%
Redstone Holdco 2 LP, 10.52%, (3-Month US LIBOR + 7.75%), 4/16/2029(f)	1,000,000	800,630

FOOD – 1.1%
Balrog Acquisition, Inc., 10.07%, (3-Month US LIBOR + 7.00%), 8/2/2029(f)	1,000,000	985,000

HEALTHCARE-SERVICES – 5.0%
Air Methods Corp., 7.17%, (3-Month US LIBOR + 3.50%), 4/22/2024(f)	720,711	579,873
MED ParentCo LP, 11.37%, (1-Month US LIBOR + 8.25%), 8/30/2027(f)	1,000,000	867,500
Sound Inpatient Physicians, 9.87%, (1-Month US LIBOR + 6.75%), 6/26/2026(f)	1,069,939	954,921
Summit Behavioral Healthcare LLC, 10.73%, (3-Month US LIBOR + 7.75%), 11/8/2029(f)	1,000,000	930,000
Upstream Newco, Inc., 12.17%, (3-Month US LIBOR + 8.50%), 11/20/2027(f)	1,000,000	990,000
		4,322,294
INVESTMENT COMPANIES – 1.1%
Cardinal Parent, Inc.
11.05%, (1-Month US LIBOR + 7.75%), 11/13/2028(f)	25,702	24,416
11.42%, (3-Month US LIBOR + 7.75%), 11/13/2028(f)	950,965	903,417
		927,833

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	September 30, 2022 (Unaudited)

	Principal Amount	Value
TERM LOANS (Continued)
RETAIL – 0.8%
JP Intermediate B LLC, 8.31%, (3-Month US LIBOR + 6.00%), 11/15/2025(f)	$908,499	$690,232

SOFTWARE – 3.1%
BYJU's Alpha, Inc., 8.98%, (3-Month US LIBOR + 6.00%), 11/5/2026(f)	992,500	727,359
Mandolin Technology Intermediate Holdings, Inc., 9.31%, (3-Month US LIBOR + 6.50%), 7/8/2029(f)	1,000,000	960,000
Quartz Holding Company, 11.12%, (1-Month US LIBOR + 8.00%), 4/2/2027(f)	1,000,000	960,000
		2,647,359
TOTAL TERM LOANS
(Cost $16,542,415)		15,182,684

FOREIGN BONDS – 11.2%
AEROSPACE/DEFENSE – 0.8%
Rolls-Royce PLC, 5.75%, 10/15/2027 (United Kingdom)(a)(b)	750,000	653,145

AIRLINES – 0.0%
Virgin Australia Holdings Pty Ltd., 7.88%, 10/15/2021 (Australia)(b)	156,000	9,165

AUTO PARTS & EQUIPMENT – 0.9%
IHO Verwaltungs GmbH, 6.38%, 5/15/2029 (Germany)(a)(b)	850,000	732,925

BUILDING MATERIALS – 0.4%
West China Cement Ltd., 4.95%, 7/8/2026 (China)(a)	500,000	355,918

COMMERCIAL SERVICES – 0.9%
Airswift Global AS, 11.42%, (3-Month US LIBOR + 8.50%), 5/12/2025 (United Kingdom)(b)(f)	300,000	303,000
Cimpress PLC, 7.00%, 6/15/2026 (Ireland)(a)(b)	395,000	269,362
eHi Car Services Ltd., 7.75%, 11/14/2024 (China)(a)	350,000	200,543
		772,905
DIVERSIFIED FINANCIAL SERVICES – 0.6%
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/2024 (Cayman Islands)(a)(b)	640,980	483,414

	Principal Amount	Value
FOREIGN BONDS (Continued)
ELECTRIC – 0.3%
TransAlta Corp., 6.50%, 3/15/2040 (Canada)	$292,000	$268,190

ENTERTAINMENT – 0.6%
Merlin Entertainments Ltd., 5.75%, 6/15/2026 (United Kingdom)(a)(b)	600,000	559,638

FOOD – 0.2%
FAGE International SA / FAGE USA Dairy Industry, Inc., 5.63%, 8/15/2026 (Luxembourg)(a)(b)	200,000	178,127

FOREST PRODUCTS & PAPER – 0.4%
Mercer International, Inc., 5.50%, 1/15/2026 (Germany)(a)	355,000	328,852

IRON/STEEL – 0.8%
Infrabuild Australia Pty Ltd., 12.00%, 10/1/2024 (Australia)(a)(b)	502,000	466,705
Mineral Resources Ltd., 8.13%, 5/1/2027 (Australia)(a)(b)	233,000	226,117
		692,822
MINING – 1.3%
China Hongqiao Group Ltd., 6.25%, 6/8/2024 (China)	500,000	456,875
IAMGOLD Corp., 5.75%, 10/15/2028 (Burkina Faso)(a)(b)	476,000	225,385
Teck Resources Ltd., 6.25%, 7/15/2041 (Canada)(a)	476,000	436,131
		1,118,391
OIL & GAS – 0.7%
Cenovus Energy, Inc., 6.75%, 11/15/2039 (Canada)	212,000	211,051
Petrobras Global Finance BV, 7.25%, 3/17/2044 (Brazil)	476,000	433,720
		644,771
OIL & GAS SERVICES – 0.2%
Calfrac Holdings LP, 10.88%, 3/15/2026 (Canada)(a)(b)	224,116	201,333

PACKAGING & CONTAINERS – 0.3%
ARD Finance SA, 6.50%, 6/30/2027 (Luxembourg)(a)(b)	350,000	240,356

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	September 30, 2022 (Unaudited)

	Principal Amount	Value
FOREIGN BONDS (Continued)
PHARMACEUTICALS – 0.6%
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/2028 (Germany)(a)(b)	$650,000	$540,586

REAL ESTATE – 0.5%
Kaisa Group Holdings Ltd., 10.50%, 1/15/2025 (China)(a)	250,000	27,615
KWG Group Holdings Ltd., 7.40%, 1/13/2027 (China)(a)	250,000	39,375
Sunac China Holdings Ltd., 6.50%, 1/10/2025 (China)(a)	300,000	42,300
Wanda Properties Overseas Ltd., 6.88%, 7/23/2023 (China)	350,000	281,116
		390,406
TELECOMMUNICATIONS – 0.7%
C&W Senior Financing DAC, 6.88%, 9/15/2027 (Panama)(a)(b)	300,000	243,725
Telecom Italia Capital SA, 7.20%, 7/18/2036 (Italy)	476,000	374,131
		617,856
TRANSPORTATION – 1.0%
Diana Shipping, Inc., 8.38%, 6/22/2026 (Greece)(b)	500,000	490,000
Seaspan Corp., 5.50%, 8/1/2029 (Hong Kong)(a)(b)	476,000	367,692
		857,692
TOTAL FOREIGN BONDS
(Cost $12,701,000)		9,646,492

	Number of Shares
PREFERRED STOCKS – 0.7%
BANKS – 0.7%
Bank of America Corp., 7.25%, Series L	244	286,212
Wells Fargo & Co., 7.50%, Series L	244	293,776
		579,988
TOTAL PREFERRED STOCKS
(Cost $697,736)		579,988

COMMON STOCKS – 0.2%
DIVERSIFIED FINANCIAL SERVICES – 0.0%
Voyager Aviation Holdings LLC*(c)(e)	4,080	0

OIL & GAS SERVICES – 0.2%
Calfrac Well Services Ltd.*	36,533	139,556
Hi-Crush Holdings, Inc.*	24,686	0

	Number of Shares	Value
COMMON STOCKS (Continued)
OIL & GAS SERVICES (Continued)
		$139,556
RETAIL – 0.0%
Party City Holdings, Inc.*(h)	19,290	5,980

TOTAL COMMON STOCKS
(Cost $204,316)		145,536

UNITS – 0.0%
DIVERSIFIED FINANCIAL SERVICES – 0.0%
Voyager Aviation Holdings LLC*(c)(e)	24,481	0
TOTAL UNITS
(Cost $612,025)		0

EXCHANGE-TRADED FUNDS – 4.2%
AllianceBernstein Global High Income Fund, Inc.	27,704	246,011
BlackRock Credit Allocation Income Trust	24,596	234,646
DoubleLine Income Solutions Fund	21,480	231,984
Global X Nasdaq 100 Covered Call ETF	19,246	301,392
Invesco Senior Income Trust	73,504	273,435
iShares USD Asia High Yield Bond Index ETF	311,000	1,825,570
Nuveen Credit Strategies Income Fund	50,228	256,665
PGIM Global High Yield Fund, Inc.	23,084	244,229
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,084,084)		3,613,932

SHORT-TERM INVESTMENTS – 9.1%

JPMorgan U.S. Government Money Market Fund - Institutional Class, 2.69%(i)	7,823,478	7,823,478
TOTAL SHORT TERM INVESTMENTS
(Cost $7,823,478)		7,823,478
TOTAL INVESTMENTS – 98.8%
(Cost $103,634,152)		85,080,314
Other Assets in Excess of Liabilities – 1.2%		1,153,830
TOTAL NET ASSETS – 100.0%		$86,234,144

*	Non-income producing security.
(a)	Callable.
(b)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $37,795,590, which represents 43.8% of net assets as of September 30, 2022.

High Yield ETF SCHEDULE OF INVESTMENTS (Concluded)	September 30, 2022 (Unaudited)

(c)	Securities are considered illiquid and valued at fair value by the Trust’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. The total value of these securities is $12,363 which represents approximately 0.0% of net assets as of September 30, 2022.
(d)	Security is in default.
(e)	Level 3 security. The total value of these securities is $12,363.
(f)	Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(g)	Perpetual, callable security with no stated maturity date.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $5,980, which represents approximately 0.0% of net assets as of September 30, 2022. See additional details below:

Security	Date of Purchase	Cost
Party City Holdings, Inc.	9/2/2020	$1,856

(i)	The rate is the annualized seven-day yield at period end.